2. Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits.  The company considers short-term, highly liquid investments that are readily convertible to known amounts of cash and that are so near their maturity that they present insignificant risk of changes in value because of changes in interest rate to be cash equivalents. This balance includes $334,650 held in a trust account that is legal title of the Company. There were no cash equivalents as of June 30, 2018.

Cash and Cash Equivalents

The Company maintains a cash balance in a non-interest-bearing account. The Company considers short-term, highly liquid investments that are readily convertible to known amounts of cash and that are so near their maturity that they present insignificant risk of changes in value because of changes in interest rate to be cash equivalents. This balance includes $213,357 ($334,650 at June 30, 2018) held in a trust account that is legal title of the Company. There were no cash equivalents as at September 30, 2018 (none as at June 30, 2018).